REVISION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2013
Accounting Changes And Error Corrections [Abstract]
REVISION OF FINANCIAL STATEMENTS
NOTE 2	REVISION OF FINANCIAL STATEMENTS

Certain amounts in prior years have been reclassified to conform to the updated segment presentation (see Note 4). Reclassifications are related to a change in our reportable segments, and include a change from by-product accounting for our Phoenix segment to co-product accounting.

In March 2014, we completed a review of our deferred tax and stockpile balances that resulted in the identification of certain errors in these accounts. We determined our deferred tax assets related to certain foreign subsidiaries and Yanacocha stockpiles were overstated by $143 and $21 ($14 net of tax) at December 31, 2013, respectively. The overstatement of our deferred tax assets is the cumulative effect of the incorrect application of our policy with respect to unborn foreign tax credits relating to foreign subsidiaries since 2005. The impact of this error resulted in an adjustment to the opening balances of Newmont stockholders equity of $36 at January 1, 2011. We have assessed the materiality of these misstatements in accordance with the Securities and Exchange Commission’s Staff Accounting Bulletin (“SAB”) No. 99 and concluded that these errors are not material to our previously issued consolidated financial statements. Accordingly, by reference to SAB No. 108, our previously issued consolidated financial statements have been revised as follows:

	Year Ended December 31, 2013
Statement of Consolidated Operations	As Previously Reported	Co-product Reclassification(1)	Revision	As Revised

Sales	$8,322	$92	$—	$8,414
Costs applicable to sales	5,186	92	21	5,299
Income (loss) before income and mining tax and other items	(3,585)	—	(21)	(3,606)
Income and mining tax benefit (expense)	813	—	(58)	755
Net income (loss)	(2,716)	—	(79)	(2,795)
Net loss (income) attributable to noncontrolling interests	254	—	7	261
Net income (loss) attributable to Newmont stockholders	(2,462)	—	(72)	(2,534)

Income (loss) per common share
Basic	$(4.94)	$—	$(0.15)	$(5.09)
Diluted	$(4.94)	$—	$(0.15)	$(5.09)

	Year Ended December 31, 2012
Statement of Consolidated Operations	As Previously Reported	Co-product Reclassification(1)	Revision	As Revised

Sales	$9,868	$96	$—	$9,964
Costs applicable to sales	4,238	96	—	4,334
Income (loss) before income and mining tax and other items	3,114	—	—	3,114
Income and mining tax benefit (expense)	(869)	—	(7)	(876)
Net income (loss)	2,118	—	(7)	2,111
Net income (loss) attributable to Newmont stockholders	1,809	—	(7)	1,802

Income (loss) per common share
Basic	$3.65	$—	$(0.01)	$3.64
Diluted	$3.63	$—	$(0.02)	$3.61

	Year Ended December 31, 2011
Statement of Consolidated Operations	As Previously Reported	Co-product Reclassification(1)	Revision	As Revised

Sales	$10,358	$83	$—	$10,441
Costs applicable to sales	3,890	83	—	3,973
Income (loss) before income and mining tax and other items	1,810	—	—	1,810
Income and mining tax benefit (expense)	(713)	—	(34)	(747)
Net income (loss)	972	—	(34)	938
Net income (loss) attributable to Newmont stockholders	366	—	(34)	332

Income (loss) per common share
Basic	$0.74	$—	$(0.07)	$0.67
Diluted	$0.73	$—	$(0.07)	$0.66

	Year Ended December 31, 2013
Consolidated Statement of Cash Flows	As Previously Reported	Revision	As Revised

Net income	$(2,716)	$(79)	$(2,795)
Adjustments:
Deferred income taxes	(1,314)	58	(1,256)
Net changes in operating assets and liabilities	(1,107)	21	(1,086)
Net cash provided from continuing operations	1,561	—	1,561

	Year Ended December 31, 2012
Consolidated Statement of Cash Flows	As Previously Reported	Revision	As Revised

Net income	$2,118	$(7)	$2,111
Adjustments:
Deferred income taxes	15	7	22
Net cash provided from continuing operations	2,388	—	2,388

	Year Ended December 31, 2011
Consolidated Statement of Cash Flows	As Previously Reported	Revision	As Revised

Net income	$972	$(34)	$938
Adjustments:
Deferred income taxes	(671)	34	(637)
Net cash provided from continuing operations	3,591	—	3,591

	At December 31, 2013
Consolidated Balance Sheet	As Previously Reported	Revision	As Revised

Stockpiles and ore on leach pads(2)	$3,506	$(21)	$3,485
Deferred income tax assets(3)	1,860	(136)	1,724
Total Assets	24,764	(157)	24,607

Employee-related benefits	325	(2)	323
Total liabilities	11,700	(2)	11,698

Additional paid-in capital	8,441	97	8,538
Retained earnings	1,093	(245)	848
Newmont stockholders’ equity	10,141	(148)	9,993
Noncontrolling interests	2,923	(7)	2,916
Total equity	13,064	(155)	12,909
Total liabilities and equity	24,764	(157)	24,607

	At December 31, 2012
Consolidated Balance Sheet	As Previously Reported	Revision	As Revised

Deferred income tax assets(3)	676	(77)	599
Total Assets	29,650	(77)	29,573

Additional paid-in capital	8,330	97	8,427
Retained earnings	4,166	(174)	3,992
Newmont stockholders’ equity	13,773	(77)	13,696
Total equity	16,948	(77)	16,871
Total liabilities and equity	29,650	(77)	29,573

(1)	Refer to Note 4 for information on the segment reclassifications.
(2)	Includes current and noncurrent stockpiles and ore on leach pads.
(3)	Includes current and noncurrent deferred tax assets.